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Supplement to Prospectus for Metropolitan Series Fund, Inc. dated May 1, 1998.


The following is added at the end of the second to last paragraph of the first page:

     The Securities and Exchange Commission maintains a Web site
     (http://www.sec.gov) which you may visit that contains the Statement of Additional Information, material incorporated by reference, and other information.


May 4, 1998